Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 166,373	$ 404,345	$ 907,184
Prepaid expenses	50,458	8,333	51,815
Total Current Assets	216,831	412,678	958,999
Marketable securities held in Trust Account	75,765,534	75,758,781	75,751,204
TOTAL ASSETS	75,982,365	76,171,459	76,710,203
Current liabilities
Accounts payable and accrued expenses	363,863	139,927	5,000
Total Current Liabilities	363,863	139,927	5,000
Warrant liabilities	1,199,176	4,797,000	20,700,000
Deferred underwriting fee payable	2,250,000	2,250,000	2,250,000
Total Liabilities	3,813,039	7,186,927	22,955,000
Ordinary shares subject to redemption, 7,500,000 shares at redemption value	75,750,000	75,758,781	75,751,204
Shareholders’ Deficit
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding
Ordinary shares, no par value; unlimited shares authorized; 1,875,000 shares issued and outstanding (excluding 7,500,000 shares subject to possible redemption) at March 31, 2022 and December 31, 2021	25,000	25,000	25,000
Accumulated deficit	(3,605,674)	(6,799,249)	(22,021,001)
Total Shareholders’ Deficit	(3,580,674)	(6,774,249)	(21,996,001)
TOTAL LIABILITIES AND SHAREHOLDER’S DEFICIT	$ 75,982,365	$ 76,171,459	$ 76,710,203